UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one) :
[  ] is a restatement
[  ] adds new holding entries.

Institutional Investment Manager Filing Report:

Name:
Address: 5122 East Katella Avenue, Suite 200
Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it. That all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos, CA,  April 19, 2012
Report Type (Check only one)
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Forn 13F Information Table Entry Total:  42
Form 13F Information Table Value Total: 207,547

FORM 13F INFORMATION TABLE
Name of Issuer               Title CUSIP No. Market Shares  Sh/   Investment Voting
                             of              Value          Other Discretion Authority
                             Class           *1000                Sole       None
AKAMAI TECHNOLOGIES          Com   00971TAE1    3673  100492Sh         100492    100492
CATERPILLAR INC              Com   149123101    3194   29646Sh          29646     29646
CBS CORPORATION CL B NEW     Com   124857202    4104  121570Sh         121570    121570
CENTRAL FD CDA LTD CLA FCLASSCom   153501101     278   12485Sh          12485     12485
CLIFFS NATURAL RES INC       Com   18683K101    3596   50439Sh          50439     50439
DOW CHEMICAL COMPANY         Com   260543103    3927  112707Sh         112707    112707
E O G RESOURCES INC          Com   26875P101    7273   63931Sh          63931     63931
EXPRESS SCRIPTS INC          Com   302182900    3916   69864Sh          69864     69864
F5 NETWORKS INC              Com   315616102    8007   58749Sh          58749     58749
ISHARES FTSE CHINA 25   FTSE Com   464287184    5245  141219Sh         141219    141219
SPDR GOLD TRUST         SPDR Com   78463V107     251    1541Sh           1541      1541
STARWOOD HTLS & RSTS NEW     Com   85590A401    3775   67136Sh          67136     67136
HUMANA INC                   Com   444859102    3408   37080Sh          37080     37080
ISHARES NASDAQ BIO FD   NASDACom   464287556    5982   48179Sh          48179     48179
ISHARES TR S&P SMALLCAP S&P SCom   464287804    6768   87914Sh          87914     87914
ISHARES TR RUSSELL 2000 RUSSECom   464287648    5758   59858Sh          59858     59858
ISHARES TR DJ US BASIC  MATERCom   464287838    6503   91072Sh          91072     91072
ISHARES DJ US TRANSN IDXTRANSCom   464287192    6313   66750Sh          66750     66750
SPDR S&P BANK ETF            Com   78464A797    6204  257976Sh         257976    257976
SPDR S&P REGIONAL BKING      Com   78464A698    6753  235773Sh         235773    235773
LOWES COMPANIES INC          Com   548661107    4123  131899Sh         131899    131899
LYONDELLBASELL INDS    FCLASSCom   N53745100    7460  170005Sh         170005    170005
SPDR S&P MIDCAP 400 ETF      Com   78464A821    5901   32383Sh          32383     32383
MGM RESORTS INTL             Com   552953101    3184  228719Sh         228719    228719
MARATHON PETE CORP           Com   56585A102    3388   77700Sh          77700     77700
MARATHON OIL CORP            Com   565849106    6986  216163Sh         216163    216163
MORGAN STANLEY               Com   617446448    3232  162495Sh         162495    162495
NABORS INDUSTRIES LTD  F     Com   G6359F103    6123  346547Sh         346547    346547
NATIONAL OILWELL VARCO       Com   637071101    3329   41236Sh          41236     41236
PIONEER NATURAL RES CO       Com   723787107    3670   32470Sh          32470     32470
STATE STREET CORP            Com   857477103    3720   80990Sh          80990     80990
SEAGATE TECHNOLOGY PLC F     Com   G7945M107    8707  314448Sh         314448    314448
TECK RESOURCES LTD CL BF     Com   878742204    2806   75408Sh          75408     75408
UNION PACIFIC CORP           Com   907818108    3493   31894Sh          31894     31894
VANGUARD SMALL CAP           Com   922908751    5822   73336Sh          73336     73336
VANGUARD ENERGY ETF          Com   92204A306    6290   59026Sh          59026     59026
UNITED STATES STEEL CORP     Com   912909108    3133  103346Sh         103346    103346
SPDR S&P HOMEBUILDERS   ETF  Com   78464A888    7197  338998Sh         338998    338998
SECTOR SPDR MATERIALS FDSHARECom   81369Y100    5658  150892Sh         150892    150892
SECTOR SPDR INDL SELECT SHARECom   81369Y704    5819  154105Sh         154105    154105
SPDR S&P METALS & MININGETF  Com   78464A755    6054  119106Sh         119106    119106
SPDR S&P OIL & GAS EXPL PRODUCom   76484A730    6521  112541Sh         112541    112541